Commitment and Contingencies - Operating Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating lease expense	$ 97,000	$ 14,000
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Remainder of 2021	319,000		$ 258,225
2022	426,000		280,977
2023	415,000		270,112
2024	368,000		276,780
2025	355,000		264,928
2026 and thereafter	729,000		549,488
Total minimum payments required	2,612,000		1,900,510
Less: imputed interest costs	(462,000)		(363,694)
Present value of net minimum lease payments	$ 2,150,000		$ 1,536,816
Weighted-average imputed interest rate	6.32%		6.29%
Weighted-average remaining lease term	6 years 3 months 18 days		6 years 10 months 24 days
Current portion of lease liabilities	$ 300,000		$ 166,354	$ 44,654
Lease liabilities, net of current portion	1,850,000		1,370,462	103,524
Cash paid for amounts included in the measurement of operating lease liabilities	52,000	10,000	96,104	37,668
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 735,000	$ 30,000	$ 1,441,486	$ 160,948